Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (7,178)	$ (991)	¥ (12,986)
Less: net loss attributable to non-controlling interest	(3,711)	(512)	(2,029)
Net loss attributable to the Company’s ordinary shareholders	¥ (3,467)	$ (479)	¥ (10,957)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	50,416,667	50,416,667	50,000,000
Basic earnings per share: (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.07)	$ (0.01)	¥ (0.22)	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).